DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE ESG Leaders Equity ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.3%
Australia - 6.9%
Afterpay Ltd. *	459	$32,964
APA Group (a)	2,689	19,211
Aristocrat Leisure Ltd.	1,213	38,543
ASX Ltd.	394	23,257
Aurizon Holdings Ltd.	4,360	12,217
AusNet Services Ltd.	4,361	5,924
Australia & New Zealand Banking Group Ltd.	6,018	133,738
BlueScope Steel Ltd.	979	16,088
Brambles Ltd.	3,083	25,821
Cochlear Ltd.	151	26,537
Coles Group Ltd.	2,797	35,874
Commonwealth Bank of Australia	3,773	291,232
Computershare Ltd.	1,024	12,452
Dexus REIT	2,506	20,232
Evolution Mining Ltd.	3,348	14,020
Fortescue Metals Group Ltd.	3,601	62,520
Goodman Group REIT	3,617	54,399
GPT Group REIT	4,236	15,083
Insurance Australia Group Ltd.	5,066	19,685
Lendlease Corp. Ltd. (a)	1,419	13,499
Macquarie Group Ltd.	726	85,379
Mirvac Group REIT	9,290	20,063
Newcrest Mining Ltd.	1,709	37,463
Northern Star Resources Ltd.	2,584	23,402
Orica Ltd.	790	8,292
QBE Insurance Group Ltd.	3,109	26,351
Ramsay Health Care Ltd.	418	20,546
REA Group Ltd.	103	13,048
SEEK Ltd.	687	16,251
Sonic Healthcare Ltd.	917	24,694
Stockland REIT	4,988	18,031
Sydney Airport *(a)	2,981	13,545
Telstra Corp. Ltd.	9,591	26,132
Transurban Group (a)	5,701	61,251
Vicinity Centres REIT	9,454	11,416
Woodside Petroleum Ltd.	2,025	34,186

(Cost $1,078,413)		1,313,346

Austria - 0.3%
Erste Group Bank AG	602	24,745
OMV AG	311	17,803
voestalpine AG	227	10,258

(Cost $35,579)		52,806

Belgium - 0.6%
Etablissements Franz Colruyt NV	128	7,790
KBC Group NV	530	43,339
Solvay SA	169	22,812
UCB SA	263	24,606
Umicore SA	409	24,538

(Cost $107,899)		123,085

Chile - 0.1%
Antofagasta PLC
(Cost $18,896)	839	18,420

Denmark - 3.6%
Ambu A/S, Class B	352	13,136
Chr Hansen Holding A/S	247	22,187
Coloplast A/S, Class B	252	39,795
Demant A/S *	255	13,985
Genmab A/S *	138	55,877
GN Store Nord AS	268	22,778
Novo Nordisk A/S, Class B	3,674	290,697
Novozymes A/S, Class B	446	32,539
Orsted AS, 144A	399	60,529
Pandora A/S	214	28,974
Tryg A/S	693	16,325
Vestas Wind Systems A/S	2,142	83,385

(Cost $465,486)		680,207

Finland - 1.4%
Elisa OYJ	341	20,121
Kesko OYJ, Class B	586	20,255
Neste OYJ	899	59,245
Nordea Bank Abp	6,899	73,963
Orion OYJ, Class B	261	11,233
Stora Enso OYJ, Class R	1,203	21,055
UPM-Kymmene OYJ	1,129	43,012
Wartsila OYJ Abp	941	12,713

(Cost $226,798)		261,597

France - 10.9%
Accor SA *	368	14,785
Air Liquide SA	1,007	171,237
Alstom SA *	581	32,669
Amundi SA, 144A	136	12,089
Atos SE	227	15,220
AXA SA	4,094	113,025
BNP Paribas SA	2,396	163,611
Bouygues SA	470	19,182
Bureau Veritas SA *	609	18,741
Carrefour SA (b)	1,309	26,759
Cie Generale des Etablissements Michelin SCA	353	54,295
CNP Assurances	379	6,872
Covivio REIT	114	10,752
Danone SA	1,395	99,436
Eiffage SA	192	21,207
EssilorLuxottica SA (b)	607	105,296
Eurazeo SE	97	8,664
Gecina SA REIT	104	16,594
Kering SA (b)	160	146,386
Klepierre SA REIT (b)	425	12,284
L’Oreal SA	535	240,912
Natixis SA *(b)	2,344	11,624
Orange SA	4,231	53,851

Publicis Groupe SA	473	32,096
Schneider Electric SE	1,140	180,361
SEB SA	53	9,869
Societe Generale SA	1,717	55,012
Teleperformance	126	48,465
TotalEnergies SE	5,328	246,924
Unibail-Rodamco-Westfield REIT *	269	23,411
Valeo SA	517	16,909
Vivendi SE *	1,512	54,942
Wendel SE	58	8,098

(Cost $1,728,719)		2,051,578

Germany - 8.5%
adidas AG	406	148,100
Allianz SE	878	231,283
BASF SE	1,950	158,929
Bayerische Motoren Werke AG	716	75,899
Beiersdorf AG	232	27,469
Brenntag SE	321	30,275
Commerzbank AG *	2,223	17,933
Delivery Hero SE, 144A *	331	45,528
Deutsche Boerse AG	406	66,368
Deutsche Post AG	2,098	143,134
Deutsche Wohnen SE	739	47,165
HeidelbergCement AG	343	31,310
Henkel AG & Co. KGaA	238	23,498
LANXESS AG	173	12,966
Merck KGaA	274	49,430
MTU Aero Engines AG	114	29,410
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	298	86,041
Puma SE	205	23,515
SAP SE	2,227	309,097
Symrise AG	272	36,083
Telefonica Deutschland Holding AG	2,312	6,323

(Cost $1,376,204)		1,599,756

Hong Kong - 1.7%
BOC Hong Kong Holdings Ltd.	7,876	28,464
ESR Cayman Ltd., 144A *	4,034	12,760
Hang Seng Bank Ltd.	1,598	33,190
HKT Trust & HKT Ltd. (a)	7,739	10,490
Hong Kong & China Gas Co. Ltd.	24,249	42,179
Hong Kong Exchanges & Clearing Ltd.	2,542	159,110
MTR Corp. Ltd. (b)	3,010	16,754
Swire Pacific Ltd., Class A	1,081	8,120
Swire Properties Ltd.	2,436	7,172

(Cost $251,111)		318,239

Ireland - 1.0%
CRH PLC	1,686	87,753
DCC PLC	233	19,833
Kerry Group PLC, Class A	342	46,247
Kingspan Group PLC	329	30,917

(Cost $138,317)		184,750

Israel - 0.3%
Bank Hapoalim BM *	2,195	18,622
Bank Leumi Le-Israel BM *	3,370	26,350
CyberArk Software Ltd. *	77	9,744

(Cost $46,679)		54,716

Italy - 1.8%
Amplifon SpA	255	12,144
Assicurazioni Generali SpA	2,413	49,609
Enel SpA	17,242	169,828
Intesa Sanpaolo SpA	35,008	103,432

(Cost $277,740)		335,013

Japan - 24.2%
Aeon Co. Ltd.	1,400	37,523
Ajinomoto Co., Inc.	1,000	22,999
ANA Holdings, Inc. *	300	7,281
Asahi Kasei Corp.	2,600	28,639
Astellas Pharma, Inc.	4,000	65,725
Azbil Corp.	300	12,025
Bridgestone Corp.	1,200	52,719
Capcom Co. Ltd.	400	13,163
Casio Computer Co. Ltd.	400	6,966
Central Japan Railway Co.	310	46,091
Chugai Pharmaceutical Co. Ltd.	1,398	53,648
CyberAgent, Inc.	912	18,324
Dai Nippon Printing Co. Ltd.	465	10,027
Daifuku Co. Ltd.	216	18,165
Dai-ichi Life Holdings, Inc.	2,200	44,907
Daikin Industries Ltd.	554	109,412
Daiwa House Industry Co. Ltd.	1,200	35,168
Denso Corp.	960	65,843
East Japan Railway Co.	679	47,483
Eisai Co. Ltd.	458	30,805
ENEOS Holdings, Inc.	6,400	26,473
Fast Retailing Co. Ltd.	128	104,335
FUJIFILM Holdings Corp.	800	55,769
Fujitsu Ltd.	459	74,622
Hankyu Hanshin Holdings, Inc.	500	15,631
Hirose Electric Co. Ltd.	80	11,401
Hitachi Construction Machinery Co. Ltd.	200	6,637
Hitachi Metals Ltd. *	600	11,633
Hoshizaki Corp.	100	8,894
Hoya Corp.	800	104,941
Hulic Co. Ltd.	500	5,626
Ibiden Co. Ltd.	200	9,287
Inpex Corp.	2,300	15,832
Isuzu Motors Ltd.	1,200	15,829

ITOCHU Corp.	2,500	74,249
JFE Holdings, Inc.	1,100	14,661
JSR Corp.	400	11,792
Kajima Corp.	1,100	15,234
Kansai Paint Co. Ltd.	300	8,104
Kao Corp.	984	60,221
KDDI Corp.	3,400	115,524
Keio Corp.	239	14,856
Kikkoman Corp.	300	19,498
Kobayashi Pharmaceutical Co. Ltd.	80	7,108
Komatsu Ltd.	1,900	55,631
Kubota Corp.	2,200	50,035
Kurita Water Industries Ltd.	200	9,196
Kyowa Kirin Co. Ltd.	600	18,154
Lawson, Inc.	100	4,507
Lixil Corp.	600	15,780
Marubeni Corp.	3,300	29,179
Mazda Motor Corp. *	1,300	11,111
Mercari, Inc. *	250	11,861
Mitsubishi Chemical Holdings Corp.	2,700	21,611
Mitsubishi Estate Co. Ltd.	2,500	40,530
Mitsui Chemicals, Inc.	400	13,419
Mitsui Fudosan Co. Ltd.	1,900	44,280
Miura Co. Ltd.	200	9,196
Mizuho Financial Group, Inc.	5,190	79,372
MS&AD Insurance Group Holdings, Inc.	1,000	30,559
Murata Manufacturing Co. Ltd.	1,250	94,600
Nabtesco Corp.	250	11,472
NEC Corp.	500	23,356
Nintendo Co. Ltd.	239	147,907
Nippon Building Fund, Inc. REIT	3	19,032
Nippon Express Co. Ltd.	200	16,034
Nippon Paint Holdings Co. Ltd.	1,550	22,443
Nippon Yusen KK	300	12,382
Nissin Foods Holdings Co. Ltd.	100	7,249
Nitori Holdings Co. Ltd.	144	24,964
Nitto Denko Corp.	350	27,163
Nomura Holdings, Inc.	6,500	35,710
Nomura Real Estate Holdings, Inc.	200	5,132
Nomura Real Estate Master Fund, Inc. REIT	9	14,266
Nomura Research Institute Ltd.	800	25,522
NSK Ltd.	800	7,598
NTT Data Corp.	1,300	21,153
Obayashi Corp.	1,300	10,957
Odakyu Electric Railway Co. Ltd.	600	15,505
Omron Corp.	413	32,543
Oriental Land Co. Ltd.	465	69,328
ORIX Corp.	2,600	45,906
Orix JREIT, Inc. REIT	6	11,161
Osaka Gas Co. Ltd.	800	15,079
Otsuka Corp.	250	13,392
Pan Pacific International Holdings Corp.	900	17,738
Panasonic Corp.	4,700	53,576
Recruit Holdings Co. Ltd.	2,900	147,260
Resona Holdings, Inc.	5,000	21,354
Rohm Co. Ltd.	150	14,219
SCSK Corp.	100	5,805
Secom Co. Ltd.	440	34,470
Sekisui Chemical Co. Ltd.	800	13,639
Sekisui House Ltd.	1,400	29,153
Seven & i Holdings Co. Ltd.	1,600	69,268
SG Holdings Co. Ltd.	700	15,652
Sharp Corp.	400	7,306
Shimadzu Corp.	540	18,930
Shimizu Corp.	1,200	9,840
Shin-Etsu Chemical Co. Ltd.	793	136,679
Shionogi & Co. Ltd.	600	30,479
Shiseido Co. Ltd.	850	61,608
SoftBank Corp.	6,100	78,428
Sohgo Security Services Co. Ltd.	200	9,159
Sompo Holdings, Inc.	640	25,765
Sony Group Corp.	2,705	266,680
Stanley Electric Co. Ltd.	200	5,960
Sumitomo Chemical Co. Ltd.	3,600	19,745
Sumitomo Metal Mining Co. Ltd.	553	24,810
Sumitomo Mitsui Trust Holdings, Inc.	700	24,130
Suntory Beverage & Food Ltd.	300	11,065
Sysmex Corp.	350	35,705
T&D Holdings, Inc.	1,200	16,344
Taisei Corp.	374	13,060
Takeda Pharmaceutical Co. Ltd.	3,350	113,887
TDK Corp.	275	35,043
Terumo Corp.	1,400	53,968
Tobu Railway Co. Ltd.	400	10,191
Toho Gas Co. Ltd.	200	10,969
Tokyo Century Corp.	100	5,887
Tokyo Electron Ltd.	323	143,674
Tokyo Gas Co. Ltd.	800	15,844
Tokyu Corp.	1,100	14,741
Toray Industries, Inc.	2,900	18,838
TOTO Ltd.	300	16,180
Toyo Suisan Kaisha Ltd.	250	10,032
Unicharm Corp.	900	35,566
USS Co. Ltd.	500	8,748
West Japan Railway Co.	350	19,932
Yakult Honsha Co. Ltd.	280	15,127
Yamada Holdings Co. Ltd.	1,600	7,781
Yamaha Corp.	319	19,158

Yamaha Motor Co. Ltd.	600	17,524
Yaskawa Electric Corp.	501	24,318
Yokogawa Electric Corp.	600	9,505
Z Holdings Corp.	5,600	26,343
ZOZO, Inc.	200	6,774

(Cost $3,862,516)		4,567,202

Luxembourg - 0.1%
Tenaris SA
(Cost $12,409)	1,048	11,955

Netherlands - 6.1%
Aegon NV	4,268	20,122
Akzo Nobel NV	401	51,627
ASML Holding NV	894	598,117
ING Groep NV	8,280	114,801
JDE Peet’s NV *	157	6,193
Koninklijke Ahold Delhaize NV	2,226	64,298
Koninklijke DSM NV	359	66,147
Koninklijke KPN NV	7,170	23,827
Koninklijke Vopak NV	143	6,763
NN Group NV	590	29,958
Prosus NV *	1,024	106,307
Randstad NV	247	19,249
Wolters Kluwer NV	572	54,857

(Cost $699,053)		1,162,266

New Zealand - 0.6%
Auckland International Airport Ltd. *	2,678	14,212
Fisher & Paykel Healthcare Corp. Ltd.	1,212	26,285
Mercury NZ Ltd.	1,617	7,716
Meridian Energy Ltd.	2,640	10,052
Ryman Healthcare Ltd.	810	7,731
Spark New Zealand Ltd.	4,596	15,157
Xero Ltd. *	271	27,826

(Cost $99,585)		108,979

Norway - 0.7%
DNB ASA	1,980	43,911
Mowi ASA	999	26,094
Norsk Hydro ASA	2,800	18,424
Orkla ASA	1,726	18,004
Telenor ASA (b)	1,486	25,793

(Cost $119,797)		132,226

Portugal - 0.1%
Galp Energia SGPS SA	1,052	13,094
Jeronimo Martins SGPS SA	540	10,451

(Cost $25,060)		23,545

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	203	450
CapitaLand Integrated Commercial Trust REIT	9,684	15,322
CapitaLand Ltd.	5,700	15,793
City Developments Ltd.	1,100	6,387
DBS Group Holdings Ltd.	3,847	87,456
Keppel Corp. Ltd.	3,300	13,316
Oversea-Chinese Banking Corp. Ltd.	7,000	65,498
Singapore Airlines Ltd. *	3,150	11,876
Singapore Exchange Ltd.	1,700	13,294
Singapore Telecommunications Ltd.	16,800	30,651
UOL Group Ltd.	1,100	6,154

(Cost $244,125)		266,197

Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA *	14,170	88,981
CaixaBank SA	9,160	31,426
Iberdrola SA	12,192	163,897
Industria de Diseno Textil SA	2,341	90,704
Naturgy Energy Group SA	631	16,533
Red Electrica Corp. SA	1,036	20,799
Repsol SA	3,170	42,339

(Cost $367,226)		454,679

Sweden - 3.7%
Alfa Laval AB	675	25,471
Assa Abloy AB, Class B	2,123	65,260
Atlas Copco AB, Class A	1,468	89,013
Atlas Copco AB, Class B	773	39,880
Boliden AB	577	23,137
Electrolux AB, Series B	523	14,828
Essity AB, Class B	1,305	45,073
Evolution AB, 144A	361	69,107
H & M Hennes & Mauritz AB, Class B *	1,571	40,136
Husqvarna AB, Class B	888	13,017
ICA Gruppen AB (b)	223	10,792
Nibe Industrier AB, Class B	3,010	32,749
Sandvik AB	2,392	63,058
SKF AB, Class B	879	23,734
Svenska Cellulosa AB SCA, Class B	1,354	22,484
Tele2 AB, Class B (b)	1,067	14,360
Telefonaktiebolaget LM Ericsson, Class B	6,183	81,991
Telia Co. AB	6,032	26,340

(Cost $554,594)		700,430

Switzerland - 8.7%
ABB Ltd.	3,696	126,043
Adecco Group AG	325	22,383
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	4	38,139
Cie Financiere Richemont SA, Class A	1,109	135,211
Clariant AG	415	8,977
Coca-Cola HBC AG *	438	15,995
Geberit AG	79	57,150
Givaudan SA	20	89,242
Kuehne + Nagel International AG	113	38,146

Lonza Group AG	158	101,720
Roche Holding AG	1,498	520,848
SGS SA	13	40,517
Sika AG	300	96,503
Sonova Holding AG *	118	41,960
Straumann Holding AG	22	34,430
Swiss Life Holding AG	68	35,265
Swiss Re AG	639	61,388
Swisscom AG	56	31,507
Vifor Pharma AG	102	14,886
Zurich Insurance Group AG	320	133,643

(Cost $1,257,946)		1,643,953

United Kingdom - 13.2%
Ashtead Group PLC	960	70,252
Associated British Foods PLC *	814	26,856
AstraZeneca PLC	2,798	320,018
Barratt Developments PLC	2,327	25,020
Berkeley Group Holdings PLC	262	17,426
British Land Co. PLC REIT	1,955	14,173
BT Group PLC *	18,977	47,167
Burberry Group PLC *	929	28,207
CNH Industrial NV	2,174	37,545
Coca-Cola Europacific Partners PLC	438	26,508
Compass Group PLC *	3,772	86,246
Croda International PLC	288	28,608
Ferguson PLC	477	64,985
GlaxoSmithKline PLC	10,723	204,893
Informa PLC *	3,146	24,328
InterContinental Hotels Group PLC *	367	25,672
Intertek Group PLC	339	26,157
J Sainsbury PLC	3,641	13,747
JD Sports Fashion PLC *	1,118	15,022
Johnson Matthey PLC	403	17,449
Kingfisher PLC *	4,525	23,176
Legal & General Group PLC	12,691	51,288
Lloyds Banking Group PLC	150,666	106,850
Mondi PLC	1,008	27,318
National Grid PLC	7,524	100,451
Next PLC *	288	33,398
Reckitt Benckiser Group PLC	1,519	137,502
RELX PLC	4,122	107,755
Rentokil Initial PLC	3,914	26,361
RSA Insurance Group LTD.	2,437	23,702
Schroders PLC	261	13,197
Segro PLC REIT	2,716	40,287
Spirax-Sarco Engineering PLC	156	28,163
St James’s Place PLC	1,103	21,912
Standard Chartered PLC	5,699	41,138
Standard Life Aberdeen PLC	4,565	17,845
Taylor Wimpey PLC	7,747	18,875
Tesco PLC	16,436	52,160
Unilever PLC	5,615	337,348
Vodafone Group PLC	57,020	103,992
Whitbread PLC *	465	21,033
Wm Morrison Supermarkets PLC	4,870	12,243
WPP PLC	2,550	35,306

(Cost $2,293,144)		2,501,579

TOTAL COMMON STOCKS (Cost $15,287,296)		18,566,524

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG	97	8,782
Henkel AG & Co. KGaA	372	42,672

(Cost $47,931)		51,454

TOTAL PREFERRED STOCKS (Cost $47,931)		51,454

RIGHTS - 0.1%
Singapore - 0.0%
Singapore Airlines Ltd.* , expires 6/25/21(c)
(Cost $0)	6,583	0

Sweden - 0.1%
Kinnevik AB* , Class B, expires 6/18/21
(Cost $10,947)	550	10,480

TOTAL RIGHTS (Cost $10,947)		10,480

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	1,880	1,233

EXCHANGE-TRADED FUNDS - 0.2%
iShares Trust iShares ESG Aware MSCI EAFE ETF (b)
(Cost $34,833)	510	41,361

SECURITIES LENDING COLLATERAL - 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
(Cost $261,746)	261,746	261,746

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.03% (d)
(Cost $66,514)	66,514	66,514

TOTAL INVESTMENTS - 100.6% (Cost $15,709,267)		18,999,312
Other assets and liabilities, net - (0.6%)		(121,400)

NET ASSETS - 100.0%		$18,877,912

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL —1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
55,300	206,446(f)	—	—	—	17	—	261,746	261,746
CASH EQUIVALENTS —0.4%
DWS Government Money Market Series “Institutional Shares”, 0.03% (d)
143	310,166	(243,795)	—	—	2	—	66,514	66,514

55,443	516,612	(243,795)	—	—	19	—	328,260	328,260

*	Non-income producing security.
(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $387,139, which is 2.1% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $143,682.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2021 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$3,279,503	17.6%
Industrials	2,829,738	15.2
Health Care	2,385,538	12.8
Consumer Discretionary	2,298,491	12.4
Consumer Staples	1,774,086	9.5
Information Technology	1,688,256	9.1
Materials	1,664,339	8.9
Communication Services	1,011,373	5.4
Utilities	659,013	3.5
Real Estate	564,741	3.0
Energy	474,613	2.6

Total	$18,629,691	100.0%

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (g)
EURO STOXX 50 Futures	EUR	1	$49,641	$49,530	6/18/2021	$(111)
MINI TOPIX Index Futures	JPY	2	35,643	35,426	6/10/2021	(217)
MSCI EAFE Futures	USD	1	116,475	116,850	6/18/2021	375

Total net unrealized appreciation						$47

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$18,566,524	$—	$—	$18,566,524
Preferred Stocks	51,454	—	—	51,454
Rights (h)	10,480	—	0	10,480
Warrants	1,233	—	—	1,233
Exchange-Traded Funds	41,361	—	—	41,361
Short-Term Investments (h)	328,260	—	—	328,260
Derivatives (i)
Futures Contracts	375	—	—	375

TOTAL	$18,999,687	$—	$0	$18,999,687

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(328)	$—	$—	$(328)

TOTAL	$(328)	$—	$—	$(328)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.